Fair Value Measurements (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets transferred between fair value measurement levels			$ 0
Fair Value Measurements Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value	$ 0		0
Financial liabilities measured at fair value	0		0
Impairment of non-financial assets and liabilities at fair value	0	$ 0	0	$ 0
Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-financial assets measured at fair value	0		0
Non-financial liabilities measured at fair value	$ 0		$ 0